Trade Payable (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Schedule of trade payables

	At March 31,
	2023	2022	2021
	€M	€M	€M
Trade payables - Current	1,065.5	1,029.0	336.0
Trade payables - Non-current	—	49.2	179.9
	1,065.5	1,078.2	515.9